Nature of Expenses	12 Months Ended
Dec. 31, 2023
Nature of Expenses [Abstract]
Nature of expenses

NOTE 5: Nature of expenses

Research and development expenses

Thousands of $ For the years ended December 31	Notes	2023	2022	2021
Personnel costs	6	3,693	2,453	1,949
Depreciation	12	428	212	276
Impairment	11	-	44	-
Lab consumables		639	713	793
Patent expenses		83	430	577
External collaborator fees		199	783	1,020
Clinical validation		765	584	842
Other expenses		569	278	132
Total research and development expenses		6,376	5,497	5,589

Research and development expenses consist of costs incurred for the development and improvement of our products. These expenses consist primarily of labor costs (including salaries, bonuses, benefits, and share-based compensation), reagents and supplies, clinical studies, outside services, patent expenses, depreciation of laboratory equipment, facility occupancy and information technology costs. Research and development expenses also include costs associated with assay improvements and automation workflow for our current suite of products.

For the year ended December 31, 2023, research and development expenses increased by $0.9 million, or 16%, primarily due to annual compensation increases, as well as an increase in ongoing clinical studies, partially offset by savings in patent expenses, lab consumables, and external collaborator fees.

For the year ended December 31, 2022, research and development expenses decreased $0.1 million, or 2%, compared to 2021, primarily due to decreases in clinical study costs, external research and collaborator fees offset by increases in personnel costs.

Selling and Marketing expenses

Thousands of $ For the years ended December 31	Notes	2023	2022	2021
Personnel costs	6	27,952	19,070	13,402
Depreciation	12	888	750	504
Professional fees		710	1,259	523
Marketing expenses		5,075	2,843	1,761
Travel expenses		1,061	789	340
Offices & facilities expenses		459	356	436
Other expenses		770	637	486
Total selling and marketing expenses		36,915	25,704	17,452

The Company’s selling and marketing expenses are expensed as incurred and include costs associated with its sales organization, including its direct clinical sales force and sales management, medical affairs, client services, marketing and managed care, as well as technical lab support and administration. These expenses consist primarily of labor costs (including salaries, bonuses, benefits, and share-based compensation), customer education and promotional expenses, market analysis expenses, conference fees, travel expenses and allocated overhead costs.

For the year ended December 31, 2023, selling and marketing expenses increased by $11.2 million, or 44%, compared to 2022, primarily due to an increase in personnel costs related to the Company’s acquisition of the GPS business in August 2022, as well as increased direct marketing expenses, travel expenses, facilities expenses, and depreciation offset by a decrease in outside professional fees.

For the year ended December 31, 2022, selling and marketing expenses increased $8.3 million, or 47%, compared to 2021, primarily due to increase in personnel costs and marketing expenses related to the Company’s acquisition of the GPS business.

General and administrative expenses

Thousands of $ For the years ended December 31	Notes	2023	2022	2021
Personnel costs	6	10,184	8,995	9,009
Depreciation	12	737	734	646
Professional fees		6,706	7,762	1,678
Public company expenses		2,701	4,025	1,108
Travel expenses		130	79	9
Offices & facilities expenses		1,266	1,142	845
Royalties to third parties		28	47	152
Board fees		366	394	314
Other expenses		892	130	154
Total general and administrative expenses		23,010	23,308	13,915

General and administrative expenses include costs for certain executives, accounting and finance, legal, revenue cycle management, information technology, human resources, and administrative functions. These expenses consist primarily of labor costs (including salaries, bonuses, benefits, and share-based compensation), professional service fees such as consulting, accounting, legal, general corporate costs, and public-company costs associated with the Company’s listing, as well as allocated overhead costs (rent, utilities, insurance, etc.).

General and administrative expenses decreased in 2023 by $0.3 million or 1%. Despite an increase in personnel costs of $1.2 million, there were decreases in public company expenses as well as a decrease in professional fees from the 2022 acquisition of GPS. Professional fees for 2023 included one-time expenses related to the transition of its sole listing on NASDAQ as well as the amended asset purchase agreement with Exact Sciences.

General and administrative expenses increased in 2022 by $9.4 million or 68%, of which $3.7 million were one-time expenses related to the GPS acquisition (included in Professional fees), with the remaining $5.7 million increase primarily related to higher insurance, professional fees and public company expenses.

Amortization of intangible assets

Thousands of $ For the years ended December 31	2023	2022	2021
Research and development	3,157	2,060	1,084
Selling and marketing	1,315	878	292
General and administrative	22	231	234
Total amortization of intangible assets	4,494	3,169	1,610

Amortization of intangible assets primarily relates to the acquired intellectual property, brand, and customer relationships of the GPS business combination, as detailed in Note 3.

In 2023, the Company segregated “amortization of intangible assets” from other operating categories in the statement of profit or loss and is presenting amortization of intangible assets as a separate category. Prior periods balances have been reclassified to conform to current period presentation.